Payables to Vessel Owners (Tables)	12 Months Ended
Dec. 31, 2024
Payables to Vessel Owners [Abstract]
Schedule of Payables to Vessel Owners	Payables to vessel owners as of December 31, 2024 and 2023 consist of the following:

	December 31,
	2024	2023
Payables to non-pool vessels	5,085,232	4,907,672
Total	5,085,232	4,907,672